Income Taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 869	$ 786	$ 580
Loss carryforwards	793	2,385	720
Other	2,898	1,428	333
Property, plant and equipment	(5,552)	(4,263)	0
Mineral properties	(1,741)	(1,741)	0
Long-term debt	(322)	(322)	0
Other	(968)	(227)	(1,075)
Deferred tax assets and liabilities	(4,023)	(1,954)	$ 558
Recognized In Net Income
IfrsStatementLineItems [Line Items]
Property, plant and equipment	83	206
Loss carryforwards	(1,592)	1,665
Other	1,470	1,095
Property, plant and equipment	(1,289)	(3,870)
Mineral properties	0	0
Long-term debt	0	0
Other	(741)	1,065
Deferred tax assets and liabilities	(2,069)	161
Acquired in a Business Combination
IfrsStatementLineItems [Line Items]
Property, plant and equipment	0	0
Loss carryforwards	0	0
Other	0	0
Property, plant and equipment	0	(393)
Mineral properties	0	(1,741)
Long-term debt	0	(322)
Other	0	(217)
Deferred tax assets and liabilities	$ 0	$ (2,673)